4. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
NOTE 4 - STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock.  On September 7, 2013, the 2010 plan was amended to increase the number of shares of common stock issuable under the 2010 Plan to 7,500,000.  As of September 30, 2014 and December 31, 2013, there were 1,359,650 and 578,400 options outstanding under the 2010 Plan, respectively.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  In December 2012, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 12,000,000 shares.  During the period ended March 31, 2013, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 17,500,000.  As of September 30, 2014 and December 31, 2013, there were 5,367,500 and 5,163,000 options outstanding under the 2011 Plan, respectively.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically one to four years and the options typically expire in five to ten years.

In February 2014 the Board of Directors approved a grant of non-qualified stock options to the independent directors of the Company to purchase an aggregate of 279,000 shares of the Company’s common stock. The options were allocated among the directors based on service in, and chairmanship of the Company’s committees and service as lead independent director. The options vest as of December 31, 2014, provided that the directors remain directors on that date and have attended at least 75% of the scheduled meetings of the Board and the committees on which such directors serve during the 2014 calendar year. In addition, during the period ended March 31, 2014, the Company granted incentive stock options to members of management, non-management, and directors of the Company to purchase an aggregate of 800,000 shares of the Company’s common stock at exercises prices ranging from $0.69 to $1.21 per share, of which 450,000 of these options vested immediately. The remaining unvested stock options vest quarterly over a period of one to four years. In addition, the Company granted, to consultants of the Company, non-qualified stock options to purchase up to 140,000 shares of the Company’s common stock at exercise prices ranging from $1.00 to $1.21 per share vesting over a one to two year period.  There were no stock options granted during the three months ended June 30, 2014.

During the three months ended September 30, 2014, the Company granted incentive stock options to new management and non-management employees and directors of the Company to purchase an aggregate of 518,000 shares of the Company’s common stock at exercise prices ranging from $0.37 to $0.50, of which 18,000 of these options vested immediately.  The remaining unvested stock options vest quarterly or annually over a period of three to four years.  In addition, the Company granted to one consultant of the Company, a non-qualified stock option to purchase up to 40,000 shares of the Company’s common stock at an exercise price of $0.37 of which 20,000 of these options vested immediately and the remaining 20,000 options are to vest over a one year period.

The fair value of stock options granted or revalued for the three and nine months ended September 30, 2014 and 2013 was calculated with the following assumptions:

	2014	2013
Risk-free interest rate	0.5% - 2.3%	0.5% - 1.6%
Expected dividend yield	0%	0%
Volatility factor	85 – 98%	85%
Expected life of option	2.50 to 7 years	3.25 to 6 years

The weighted-average fair value of stock options granted during the nine month periods ended September 30, 2014 and 2013, under the Black-Scholes option pricing model was $0.68 and $0.21 per share, respectively.

The Company recognized $71,710 and $472,820 of stock-based compensation costs in the accompanying statement of operations for the three months ended September 30, 2014 and 2013, respectively. The Company recognized $681,697 and $857,851 of stock-based compensation costs in the accompanying statement of operations for the nine months ended September 30, 2014 and 2013, respectively. As of September 30, 2014, there was approximately $240,000 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted average period of 2.2 years.

The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2014:

	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2013	5,741,400	$0.10-1.85	$0.40
Granted	1,777,000	0.37-1.21	0.94
Exercised	(84,016)	0.10-0.57	0.54
Options forfeited/cancelled	(707,234)	0.57-1.21	0.99
Outstanding as of September 30, 2014	6,727,150	$0.10-1.85	$0.48

During the quarter ended March 31, 2014, the Company received a notice of cashless stock options exercise in which the holder elected to exercise 133,280 common stock options.  The stock options which were exercised had an exercise price of $0.57 per share.  Based upon the Company’s stock price on the date of exercise, as well as the cashless exercise formula, 79,016 shares were issued to the holder during the quarter ended March 31, 2014 with the remaining 54,264 options forfeited.  In addition, the Company also received $500 for stock options exercised.  There were no additional stock option exercises during the nine months ended September 30, 2014.  There were no stock option exercises during the nine months ended September 30, 2013.

The following table summarizes information about stock options that are vested or expected to vest at September 30, 2014:

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate	Number	Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,795,000	$0.10	2.13	$448,750	1,795,000	$0.10	2.13	$448,750
0.37	58,000	0.37	7.92	-	38,000	0.37	8.41	-
0.42	63,000	0.42	6.26	-	63,000	0.42	6.26	-
0.43	100,000	0.43	9.86	-	-	0.43	-	-
0.50	3,710,000	0.50	4.25	-	3,343,333	0.50	3.65	-
0.57	100,000	0.57	0.06	-	100,000	0.57	0.06	-
0.69	100,000	0.69	9.46	-	100,000	0.69	9.46	-
1.00	112,500	1.00	0.13	-	112,500	1.00	0.13	-
1.21	610,250	1.21	8.84	-	243,750	1.21	8.18	-
1.85	78,400	1.85	1.00	-	78,400	1.85	1.00	-
$0.10-1.85	6,727,150	$0.48	4.14	$448,750	5,873,983	$0.43	3.36	$448,750

The weighted-average remaining contractual life for stock options exercisable at September 30, 2014 is 3.36 years. At September 30, 2014, the Company has 12,035,380 and 6,140,350 options available for grant under the 2011 Plan and 2010 Plan, respectively. The intrinsic value for fully vested, exercisable options was $448,570 and $5,061,256 at September 30, 2014 and December 31, 2013, respectively. The aggregate intrinsic value of options exercised during the quarter ended March 31, 2014 was $71,083.  There were no additional options exercised in the nine months ended September 30, 2014.  No actual tax benefit was realized from stock option exercises during these periods.

The following table sets forth the status of the Company’s non-vested stock options as of September 30, 2014:

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2013	862,135	$0.25
Granted	1,777,000	0.68
Forfeited	(552,970)	0.62
Vested	(1,282,998)	0.51
Non-vested as of September 30, 2014	803,167	$0.56

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock.  On September 7, 2013, the 2010 plan was amended to increase the number of shares of common stock issuable under the 2010 Plan to 7,500,000.  As of December 31, 2013 and December 31, 2012, there were 578,400 options outstanding under the 2010 Plan.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  In December 2012, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 12,000,000 shares.  During the period ended March 31, 2013, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 17,500,000.  As of December 31, 2013 and December 31, 2012, there were 5,163,000 and 7,130,000 options outstanding under the 2011 Plan, respectively

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options typically expire in five to seven years.

The fair value of stock options granted  for years ended December 31, 2013 and 2012 was calculated with the following assumptions:

	2013	2012
Risk-free interest rate	0.47% - 1.55%	0.43% - 1.27%
Expected dividend yield	0%	0%
Volatility factor	85% - 96%	85 - 90%
Expected life of option	3.25 to 6 years	3.50 to 7 years

The weighted-average fair value of stock options granted during the years ended December 31, 2013 and 2012, under the Black-Scholes option pricing model was $0.21 and $0.30 per share, respectively. For the years ended December 31, 2013 and 2012, the Company recorded stock-based compensation expense of $1,554,913 and $480,108, respectively, in connection with share-based payment awards. As of December 31, 2013, there was approximately $173,000 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted-average period of 0.70 years.

The following table summarizes the Company’s stock option activity during the years ended December 31, 2013 and 2012:

	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2011	1,578,400	$0.10-1.85	$0.19
Granted	6,130,000	0.10-0.50	0.48
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of December 31, 2012	7,708,400	$0.10-1.85	$0.42
Granted	708,000	0.42-1.00	0.68
Exercised	(13,104)	0.50	0.50
Options forfeited/cancelled	(2,661,896)	0.42-1.00	0.52
Outstanding as of December 31, 2013	5,741,400	$0.10-1.85	$0.40

During the year ended December 31, 2013, the Company received a notice of cashless stock options exercise in which the holder elected to exercise 20,000 vested options.  The stock options which were exercised had an exercise price of $0.50 per share.  Based upon the Company’s stock price on the date of exercise, as well as the cashless exercise formula, 13,104 shares were issued to the holder with the remaining 6,896 stock options forfeited during the year ended December 31, 2013.

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2013:

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate	Number	Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,800,000	$0.10	2.87	$2,376,000	1,706,250	$0.10	2.88	$2,252,250
0.42	63,000	0.42	7.01	63,000	63,000	0.42	7.01	63,000
0.50	3,310,000	0.50	4.33	3,045,200	2,830,835	0.50	4.37	2,604,368
0.57	400,000	0.57	4.62	340,000	133,280	0.57	4.62	113,288
1.00	90,000	1.00	4.14	37,800	67,500	1.00	4.14	28,350
1.85	78,400	1.85	1.75	-	78,400	1.85	1.75	-
$0.10-1.85	5,741,400	$0.40	3.89	$5,862,000	4,879,265	$0.39	3.85	$5,061,256

The following table sets forth the status of the Company’s non-vested stock options as of December 31, 2013:

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2011	882,950	$.20
Granted	6,130,000	.30
Forfeited	-	-
Vested	(1,623,367)	.27

Non-vested as of December 31, 2012	5,389,583	$.30
Granted	708,000	.21
Forfeited	(2,655,000)	.30
Vested	(2,580,448)	.29

Non-vested as of December 31, 2013	862,135	$.25

The weighted-average remaining contractual life for options exercisable at December 31, 2013 is 3.89 years. At December 31, 2013 the Company has 12,337,000 and 6,921,600 options available for grant under the 2011 Plan and 2010 Plan, respectively.

The aggregate intrinsic value for fully vested, exercisable options was $5,061,256 and $418,000 at December 31, 2013 and 2012, respectively.  The aggregate intrinsic value of options exercised during the year ended December 31, 2013 was $12,449.  There were no options exercised during the year ended December 31, 2012.  The actual tax benefit realized from stock option exercises during the year ended December 31, 2013 was $19,000.  There was no actual tax benefit realized from stock options exercises during fiscal 2012.